CONSTRUCTION IN PROGRESS (Tables)	6 Months Ended
Dec. 31, 2025
CONSTRUCTION IN PROGRESS
Schedule of construction in progress

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Construction in progress	¥12,000,900	¥40,370,158	$5,772,856